UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2014

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

1-877-477-7373

Dear Fellow Shareholders

It is our pleasure to provide you with the Annual Report for the Vista Listed Private Equity Plus Fund for the period ending June 30, 2014. The past 12 months have really been a tale of two halves. In the second half of calendar year 2013, the United States averaged an annualized GDP growth rate of 3.35% while the UK, Germany and France all appeared to be avoiding a feared recession as annualized GDP growth accelerated to a more modest, but still positive, 1%. In the US, mortgage rates ticked below 4% and home sales picked up across the country providing a much-needed boost. Major stock indices across the globe clocked returns in the mid-to-high teens in the second half of 2013 alone setting the stage for continued growth into calendar year 2014. Unfortunately, the first quarter of 2014 saw GDP contract by 2.9%, housing sales slowed and while the broad market was still positive some smaller capitalization stocks in sectors like the financials and technology saw negative returns. While the first quarter drop in GDP is concerning, other data points like continued job creation, relatively low interest rates and continued earnings growth from US and global companies point to positive growth in the short to medium term.

Portfolio Overview

During the past year the best performing securities in the Fund were the larger cap US-based Private Equity managers. At 6.35% of the Fund, the Blackstone Group was the largest holding at year-end and had a successful year with exits from previous buyouts such as SeaWorld. Another top five holding, KKR & Co. at 6.36% of the Fund also did very well during the year on the back of successfully raising $2 billion for a new Energy and Income Fund and providing existing fund shareholders an excellent return on equity over the past year.

A good portion of Listed Private Equity securities trade overseas and many of those did not fair as well as their US counterparts. London based Intermediate Capital Group (4.65% of the Fund) and Oakley Capital (0.55% of the Fund) were laggards and hurt the Fund’s performance.

Looking Forward

The Federal Reserve’s recent announcement that they will discontinue their quantitative easing program by late 2014 signals that the global credit markets now may be healthy enough to function without central bank intervention. A well-functioning global credit market is the life-blood of the Private Equity industry and a less than efficient credit market is one of the reasons, we believe, that Listed Private Equity is still below the valuations seen in 2007 while other sectors of the global markets are hitting all time highs.

We see current Private Equity acquisitions being done at reasonable valuations and acquisitions done within the last 5 years are beginning to look even more attractive as portfolio company net income continues to rise in a strengthening economy.

At Vista Research and Management, we continue to manage the Fund with a global respective while allocating resources tactically to manage risk. The outlook for Private Equity continues to be positive with many of the Listed Private Equity securities trading a valuations that we consider well below fair market value and appear much more attractive than other asset classes that have become fair to overvalued in our opinion.

All of us at Vista Research and Management, LLC appreciate your support and interest in the Vista Listed Private Equity Plus Fund and we look forward to welcoming new members to our growing family of Fund shareholders in the year ahead.

Sincerely,

Steven R. Samson

President

President and Chief Investment Strategist

Luke Aucoin

Chief Operating Officer and Portfolio Manager

4242-NLD-7/25/2014

Listed Private Equity Plus Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for each of the periods ended June 30, 2014, compared to its benchmarks:

	1 Year Return	3 Year Return	5 Year Return	Since Inception****
Class A	9.56%	(0.59)%	6.63%	(9.10)%
Class A with load	3.15%	(2.52)%	5.39%	(9.87)%
Class C	9.19%	(1.24)%	5.93%	(9.80)%
S&P Listed Private Equity Index**	19.09%	8.08%	14.56%	(5.75)%
MSCI World Index ***	24.05%	11.81%	14.99%	3.29%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's Manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014, to ensure that the net annual Fund operating expenses, including underlying funds, will not exceed 3.43% and 4.18% for Class A and Class C shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 4.31% and 5.06% for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-477-7373.

**The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 30 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space.

*** The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

**** Inception date is July 2, 2007 for Class A and July 5, 2007 for Class C.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Country				% of Net Assets
United States				41.4%
Britain				22.2%
France				10.9%
Canada				8.7%
Bermuda				4.6%
Belgium				4.6%
Guernsey				3.4%
Spain				2.0%
Finland				0.3%
Other/Cash & Equivalents				1.9%
				100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS
June 30, 2014
Shares		Value

	COMMON STOCK - 61.8%
	BELGIUM - 4.6%
2,000	Sofina Sa	$ 232,329

	BERMUDA - 0.5%
10,000	Oakley Capital Investments *	27,467

	BRITAIN - 22.2%
44,707	3i Group PLC	307,302
35,020	Intermediate Capital Group PLC	233,829
67,970	LMS Capital PLC *	99,684
54,443	Melrose Industries PLC	242,282
32,607	SVG Capital PLC *	232,273
		1,115,370
	CANADA - 8.7%
5,000	Brookfield Asset Management, Inc. - Class A	220,100
3,500	Onex Corp.	216,845
		436,945
	FINLAND - 0.3%
10,850	CapMan OYJ - B Shares	16,635

	FRANCE - 10.9%
18,269	Altamir Amboise	283,846
3,150	Eurazeo SA	261,956
		545,802
	SPAIN - 2.0%
8,112	Dinamia Capital Privado Sociedad de Capital Riesgo SA	99,941

	UNITED STATES - 12.6%
17,500	American Capital, Ltd. *	267,575
2,000	Danaher Corp.	157,460
10,000	ICG Group, Inc. *	208,800
		633,835

	TOTAL COMMON STOCK (Cost $3,062,054)	3,108,324

	INVESTMENT COMPANIES - 12.7%
	UNITED STATES - 12.7%
32,500	Apollo Investment Corp.	279,825
10,000	FS Investment Corp.	106,500
24,000	Prospect Capital Corp.	255,000
		641,325

	TOTAL INVESTMENT COMPANIES (Cost $630,369)	641,325

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2014
Shares		Value

	LIMITED PARTNERSHIPS - 23.6%
	BERMUDA - 4.1%
4,000	Lazard, Ltd. - Class A	$ 206,240

	GUERNSEY - 3.4%
5,366	AP Alternative Assets LP *	171,712

	UNITED STATES - 16.1%
9,550	Blackstone Group LP	319,352
5,000	Carlyle Group LP	169,800
13,150	KKR & Co. LP	319,939
		809,091

	TOTAL LIMITED PARTNERSHIPS (Cost $1,146,135)	1,187,043

	SHORT-TERM INVESTMENTS - 5.0%
250,635	Fidelity Institutional Money Markets Fund - Institutional Class, 0.09%**
	(Cost $250,635)	250,635

	TOTAL INVESTMENTS - 103.1% (Cost - $5,089,193) (a)	$ 5,187,327
	LIABILITIES IN EXCESS OF OTHER ASSETS (3.1) %	(156,098)
	TOTAL NET ASSETS - 100.0%	$ 5,031,229

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
PLC - Public Limited Corporation
LP - Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for Federal tax purposes is $5,174,479 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 108,386
	Unrealized depreciation:	(95,538)
	Net unrealized appreciation:	$ 12,848

	Holding By Sector	% of Net Assets
	Private Equity	49.6%
	Investment Companies	12.7%
	Diversified Financial Services	8.7%
	Miscellaneous Manufacturing	7.9%
	Closed-End Funds	5.9%
	Holding Companies	4.6%
	Real Estate	4.4%
	Software	4.3%
	Other, Cash & Cash Equivalents	1.9%
		100.0%

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014

ASSETS
Investment securities:
At cost	$ 5,089,193
At value	$ 5,187,327
Receivable for securities sold	595,732
Dividends and interest receivable	36,814
Receivable due from Manager	2,314
Receivable for Fund shares sold	50
Prepaid expenses and other assets	22,824
TOTAL ASSETS	5,845,061

LIABILITIES
Payable for securities purchased	780,324
Distribution (12b-1) fees payable	11,463
Fees payable to other affiliates	2,512
Payable for Fund shares repurchased	1,500
Accrued expenses and other liabilities	18,033
TOTAL LIABILITIES	813,832
NET ASSETS	$ 5,031,229

Composition of Net Assets:
Paid in capital	$ 6,941,252
Undistributed net investment income	693,629
Accumulated net realized loss from investments
and foreign currency	(2,702,385)
Net unrealized appreciation on investments and foreign currency	98,733
NET ASSETS	$ 5,031,229

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 4,459,420
Shares of beneficial interest outstanding (a)	1,194,140
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)(c)	$ 3.73
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 3.96

Class C Shares:
Net Assets	$ 571,809
Shares of beneficial interest outstanding (a)	153,427
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 3.73

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A redemption fee of 2.00% is imposed on shares redeemed within 30 days after they are purchased.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2014

INVESTMENT INCOME
Dividends (net of withholding taxes of $8,369)	$ 251,685
Interest	236
Securities lending income - net	400
TOTAL INVESTMENT INCOME	252,321

EXPENSES
Management fees	75,402
Distribution (12b-1) fees:
Class A	13,296
Class C	7,136
Registration fees	26,280
Professional fees	21,337
Custodian fees	15,173
Administrative fees and expenses	15,167
Compliance officer fees	11,391
MFund service fees	11,032
Non 12b-1 shareholder servicing fees	7,767
Printing and postage expenses	7,294
Transfer agent fees	5,715
Trustees fees and expenses	4,220
Insurance expense	354
Other expenses	198
TOTAL EXPENSES	221,762

Less: Fees waived by the Manager	(81,260)
NET EXPENSES	140,502

NET INVESTMENT INCOME	111,819

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	279,086
Foreign currency transactions	34
Net realized gain from investments and foreign currency transactions	279,120
Net change in unrealized appreciation on:
Investments	181,965
Foreign currency translations	715
Net change in unrealized appreciation on investments and foreign currency translations	182,680

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	461,800

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 573,619

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2014	June 30, 2013
FROM OPERATIONS
Net investment income	$ 111,819	$ 130,922
Net realized gain from investments
and foreign currency transactions	279,120	1,413,260
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translations	182,680	(279,901)
Net increase in net assets resulting from operations	573,619	1,264,281

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(437,153)	(224,091)
Class C	(49,898)	(12,636)
From distributions to shareholders	(487,051)	(236,727)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,181,490	1,047,815
Class C	147,182	395,100
Net asset value of shares issued in reinvestment of distributions:
Class A	342,194	194,277
Class C	40,405	10,675
Redemption fee proceeds:
Class A	66	441
Class C	8	60
Payments for shares redeemed:
Class A	(3,203,944)	(3,520,098)
Class C	(357,363)	(356,947)
Net decrease in net assets from shares of beneficial interest	(849,962)	(2,228,677)

TOTAL DECREASE IN NET ASSETS	(763,394)	(1,201,123)

NET ASSETS
Beginning of Year	5,794,623	6,995,746
End of Year*	$ 5,031,229	$ 5,794,623
*Includes undistributed net investment income of:	$ 693,629	$ 496,912

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2014	June 30, 2013
SHARE ACTIVITY
Class A:
Shares Sold	557,771	307,964
Shares Reinvested	90,051	58,694
Shares Redeemed	(824,376)	(1,019,718)
Net decrease in shares of beneficial interest outstanding	(176,554)	(653,060)

Class C:
Shares Sold	38,239	104,838
Shares Reinvested	10,605	3,215
Shares Redeemed	(92,258)	(103,588)
Net increase (decrease) in shares of beneficial interest outstanding	(43,414)	4,465

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years Presented

	Class A

	For the		For the		For the		For the		For the
	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010
Net asset value, beginning of year	$ 3.70		$ 3.16		$ 4.78		$ 3.65		$ 3.66

Activity from investment operations:
Net investment income	0.08	(4)	0.07	(4)	0.07	(4)	-	(1)	0.02
Net realized and unrealized
gain (loss) on investments	0.28		0.61		(1.34)		1.31		0.12
Total from investment operations	0.36		0.68		(1.27)		1.31		0.14

Less distributions from:
Net investment income	(0.33)		(0.14)		(0.11)		(0.18)		(0.15)
Net realized gains	-		-		(0.24)		-		-
Total distributions	(0.33)		(0.14)		(0.35)		(0.18)		(0.15)

Paid-in-Capital From Redemption Fees (4)	-	(1)	-	(1)	-	(1)	-	(1)	-	(1)
Net asset value, end of year	$ 3.73		$ 3.70		$ 3.16		$ 4.78		$ 3.65

Total return (2)	9.56%		22.03%		(26.52)%		36.00%		3.16%	(5)

Net assets, at end of year (000s)	$ 4,459		$ 5,067		$ 6,392		$ 13,463		$ 11,478

Ratio of gross expenses to average
net assets (3)(7)	3.59%		3.12%		2.84%		2.51%	(6)	2.99%	(6)
Ratio of net expenses to average
net assets (7)	2.24%		2.24%		2.24%		2.25%	(6)	2.25%	(6)
Ratio of net investment income
to average net assets (7)(8)	1.95%		2.12%		2.02%		0.02%	(6)	0.49%	(6)

Portfolio Turnover Rate	689%		658%		566%		175%		195%

(1)	Amount represents less than $0.01 per share.
(2)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Per share amounts calculated using the average shares method.
(5)	Class A shares' total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Years Presented

	Class C

	For the		For the		For the		For the		For the
	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011		June 30, 2010
Net asset value, beginning of year	$ 3.69		$ 3.14		$ 4.74		$ 3.63		$ 3.65

Activity from investment operations:
Net investment income (loss)	0.04	(4)	0.05	(4)	0.04	(4)	(0.04)		-	(1)
Net realized and unrealized
gain (loss) on investments	0.31		0.60		(1.32)		1.30		0.12
Total from investment operations	0.35		0.65		(1.28)		1.26		0.12

Less distributions from:
Net investment income	(0.31)		(0.10)		(0.08)		(0.15)		(0.14)
Net realized gains	-		-		(0.24)		-		-
Total distributions	(0.31)		(0.10)		(0.32)		(0.15)		(0.14)
Paid-in-Capital From Redemption Fees (4)	-	(1)	-	(1)	-	(1)	-	(1)	-	(1)

Net asset value, end of year	$ 3.73		$ 3.69		$ 3.14		$ 4.74		$ 3.63

Total return (2)	9.19%		20.89%		(27.02)%		34.83%		2.68%	(5)

Net assets, at end of year (000s)	$ 572		$ 727		$ 604		$ 1,530		$ 1,070

Ratio of gross expenses to average
net assets (3)(7)	4.34%		3.87%		3.59%		3.26%	(6)	3.74%	(6)
Ratio of net expenses to average
net assets (7)	2.99%		2.99%		2.99%		3.00%	(6)	3.00%	(6)
Ratio of net investment income (loss)
to average net assets (7)(8)	1.12%		1.37%		1.17%		(0.73)%	(6)	0.02%	(6)

Portfolio Turnover Rate	689%		658%		566%		175%		195%

(1)	Amount represents less than $0.01 per share.
(2)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Per share amounts calculated using the average shares method.
(5)	Class C shares' total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(6)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2014

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-eight series. These financial statements include the following series: Listed Private Equity Plus Fund (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment manager is Vista Research and Management, LLC (the “Manager”).

Listed Private Equity Plus Fund commenced operations on July 2, 2007. The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuation represents fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets at June 30, 2014:

Assets Security Classifications (a)(b)	Level 1	Level 2	Totals
Common Stock	$ 3,108,324	$ -	$ 3,108,324
Investment Companies	641,325	-	641,325
Limited Partnerships	1,187,043	-	1,187,043
Short-Term Investments	250,635	-	250,635
Total	$ 5,187,327	$ -	$ 5,187,327

(a) As of and during the year ended June 30, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 at the end of the reporting period. It is the Fund’s policy to recognize transfers at the end of the year.

(b) Please refer to the Portfolio of Investments for country classification.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2014, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2014, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, if after the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - Shareholders of the Fund that redeem within 30 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2014, there were redemption fees of $74 paid to the Fund and there were no CDSC fees.

j)

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. As of June 30, 2014 the Fund had $0 of securities on loan.

(2)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 40,064,502	$ 42,213,220

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2014, management fees of $75,402 were incurred by the Fund, before the waiver and reimbursement described below.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

For the year ended June 30, 2014, the Manager waived management fees of $75,402 and reimbursed expenses of $5,858. As of June 30, 2014, the Manager may recapture $60,698 of waived management fees and reimbursed expenses no later than June 30, 2015, $56,341 no later than June 30, 2016 and $81,260 no later than June 30, 2017.

The Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2014, the Fund incurred $11,032 for such fees.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

A Trustee and Officer of the Trust is also the controlling member of MFund and Catalyst Capital Advisors LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $435,013 of brokerage commissions from the Fund for the year ended
June 30, 2014. Certain officers and/or employees of the Manager have an affiliation with LPL.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  Prior to April 1, 2014 Trustees received a quarterly retainer of $250.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust for which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

Listed Private Equity Plus Fund

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2014

For the year ended June 30, 2014, the Distributor received $5,721 in underwriter commissions from the sale of shares of the Fund.

(4)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

 The tax character of fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$ 487,051	$ 236,727

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 650,902	$ -	$ (315,004)	$ (2,259,368)	$ 13,447	$ (1,910,023)

The difference between book basis and tax basis accumulated net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for publicly traded partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $315,004.

At June 30, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ (2,246,554)	$ (12,814)	$ (2,259,368)	Non-Expiring

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), adjustments for passive foreign investment companies and return of capital distribution from underlying investments, resulted in reclassification for the year ended June 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$ -	$ 571,949	$ (571,949)

(5)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust

and the Shareholders of Listed Private Equity Plus Fund

 We have audited the accompanying statement of assets and liabilities of Listed Private Equity Plus Fund (the "Fund"), a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolio of investments, as of June 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2014 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Listed Private Equity Plus Fund as of June 30, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

 Philadelphia, Pennsylvania

August 29, 2014

Listed Private Equity Plus Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Listed Private Equity Plus Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Listed Private Equity Plus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Listed Private Equity Plus Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period** 1/1/14 – 6/30/14
Class A	$1,000.00	$966.30	$10.92	2.24%
Class C	1,000.00	963.80	14.56	2.99

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period* 1/1/14 – 6/30/14	Expense Ratio During Period** 1/1/14 – 6/30/14
Class A	$1,000.00	$1,013.69	$11.18	2.24%
Class C	1,000.00	1,009.97	14.90	2.99

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (unaudited)

June 30, 2014

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	35	Variable Insurance Trust since 2010
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	35	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	35	Variable Insurance Trust since 2010

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (unaudited)(continued)

June 30, 2014

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member and Chief Compliance Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member and Chief Compliance Officer, AlphaCentric Advisors LLC, 2/2014 to Present; President, MFund Distributors LLC, 10/2012-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	35	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012

Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation 2002 to 2007.

				N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013

Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012; Mutual Fund Accounting Supervisor, Morgan Stanley, 1998-2007.

				N/A	N/A

Listed Private Equity Plus Fund

ADDITIONAL INFORMATION (unaudited)(continued)

June 30, 2014

Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013

Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).

				N/A	N/A
Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present.	N/A	N/A
Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2014

Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010;  Attorney, Law Offices of Thomas J. Bailey, 7/2007 to 12/2008; Consultant/Senior Counsel, BISYS Fund Services, 9/2002 to 7/2007.

				N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-777-0535 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-777-0535.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2014	2013
Listed Private Equity Plus Fund	13,000	13,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2014	2013
Listed Private Equity Plus Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2014 and 2013 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2014 and 2013 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 8, 2014